Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	May 31, 2025	May 31, 2024
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$ 351,453	$ 247,637
FIN48 reduction in NOL	(269,420)	(219,793)
Stock compensation	351,136	346,030
Research and development expenses	422,170	372,544
Other	1,152	2,432
Total deferred tax assets:	856,490	748,850
Deferred tax liabilities	(8,152)	(4,583)
Net deferred tax assets:	848,338	744,267
Valuation allowance for deferred tax assets	(848,338)	(744,267)
Deferred tax assets, net of valuation allowance